Significant accounting judgments, estimates and assumptions	12 Months Ended
Mar. 31, 2021
Significant Accounting Judgments Estimates And Assumptions
Significant accounting judgments, estimates and assumptions

4. Significant accounting judgments, estimates and assumptions

The preparation of the Group’s consolidated financial statements requires management to make judgments, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, and the disclosure of contingent liabilities, at the end of the reporting period. However, uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of the assets or liabilities in future periods.

4.1 Significant judgments in applying the Group’s accounting policies

In the process of applying the Group’s accounting policies, management has made the following judgments, which have the most significant effect on the amounts recognized in the consolidated financial statements:

Determination of functional currency

Each entity in the Group determines its own functional currency (the currency of the primary economic environment in which the entity operates) and items included in the financial statements of each entity are measured using that functional currency. IAS 21, The Effects of Changes in Foreign Exchange Rates prescribes the factors to be considered for the purpose of determination of functional currency. However, in respect of parent company and certain intermediary foreign operations of the Group, the determination of functional currency might not be very obvious due to mixed indicators like the source of financing, the functional currency of the shareholders, the currency in which the borrowings have been raised and the extent of autonomy enjoyed by the foreign operation. In such cases management uses its judgment to determine the functional currency that most faithfully represents the economic effects of the underlying transactions, events and conditions.

Yatra Online, Inc.

Notes to the consolidated financial statements for the year ended March 31, 2021

(Amount in INR thousands, except per share data and number of shares)

Estimation of uncertainties relating to the global health pandemic from COVID-19 (COVID-19):

The Group has considered the possible effects that may result from the pandemic relating to COVID-19 on the carrying amounts of receivables, unbilled revenues, goodwill and intangible assets. In developing the assumptions relating to the possible future uncertainties in the global economic conditions because of this pandemic, the Group, as at the date of approval of these financial statements has used internal and external sources of information including credit reports and related information, economic forecasts and consensus estimates from market sources on the expected future performance of the Group. The Group has performed sensitivity analysis on the assumptions used and based on current estimates expects the carrying amount of these assets will be recovered. The impact of COVID-19 on the Group’s financial statements may differ from that estimated as at the date of approval of these consolidated financial statements.

Determining the lease term of contracts with renewal and termination options – Group as lessee

The Group determines the lease term as the non-cancellable term of the lease, together with any periods covered by an option to extend the lease if it is reasonably certain to be exercised, or any periods covered by an option to terminate the lease, if it is reasonably certain not to be exercised.

The Group has several lease contracts that include extension and termination options. The Group applies judgement in evaluating whether it is reasonably certain whether or not to exercise the option to renew or terminate the lease. That is, it considers all relevant factors that create an economic incentive for it to exercise either the renewal or termination. After the commencement date, the Group reassesses the lease term if there is a significant event or change in circumstances that is within its control and affects its ability to exercise or not to exercise the option to renew or to terminate (e.g., construction of significant leasehold improvements or significant customisation to the leased asset).

The Group included the renewal period as part of the lease term for leases of plant and machinery with shorter non-cancellable period (i.e., three to five years). The Group typically exercises its option to renew for these leases because there will be a significant negative effect on production if a replacement asset is not readily available. The renewal periods for leases of plant and machinery with longer non-cancellable periods (i.e., 10 to 15 years) are not included as part of the lease term as these are not reasonably certain to be exercised. In addition, the renewal options for leases of motor vehicles are not included as part of the lease term because the Group typically leases motor vehicles for not more than five years and, hence, is not exercising any renewal options. Furthermore, the periods covered by termination options are included as part of the lease term only when they are reasonably certain not to be exercised. Refer to Note 44 for information on potential future rental payments relating to periods following the exercise date of extension and termination options that are not included in the lease term.

Property lease classification – Group as lessor

The Group has entered into commercial property leases on its investment property portfolio. The Group has determined, based on an evaluation of the terms and conditions of the arrangements, such as the lease term not constituting a major part of the economic life of the commercial property and the present value of the minimum lease payments not amounting to substantially all of the fair value of the commercial property, that it retains substantially all the risks and rewards incidental to ownership of these properties and accounts for the contracts as operating leases.

4.2 Significant accounting estimates and assumptions

The Group based its assumptions and estimates on parameters available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising that are beyond the control of the Group. Such changes are reflected in the assumptions when they occur.

The key assumptions concerning the future and other key sources of estimation uncertainty at the reporting date, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are described below. Actual results could differ from these estimates.

Yatra Online, Inc.

Notes to the consolidated financial statements for the year ended March 31, 2021

(Amount in INR thousands, except per share data and number of shares)

a)	Impairment reviews

Impairment exists when the carrying value of an asset or cash generating unit exceeds its recoverable amount, which is the higher of its fair value less costs of disposal and its value in use. The fair value less costs of disposal calculation is based on available data from binding sales transactions, conducted at arm’s length, for similar assets or observable market prices less incremental costs of disposing of the asset. The value in use calculation is based on a DCF model. The cash flows do not include restructuring activities that the Group is not yet committed to or significant future investments that will enhance the performance of the assets of the CGU being tested. The recoverable amount is sensitive to the discount rate used for the DCF model as well as the expected future cash-inflows and the growth rate used for extrapolation purposes. These estimates are most relevant to goodwill and other intangibles with indefinite useful lives recognised by the Group.

The key assumptions used to determine the recoverable amount for the CGUs, including sensitivity analysis, are disclosed and further explained in Note 20.

The Group tests goodwill for impairment annually on March 31 and whenever there are indicators of impairment.

b)	Measurement of Expected Credit Loss (ECL) for uncollectible trade receivables and contract assets

The Group uses a provision matrix to calculate ECLs for trade receivables and contract assets. The provision matrix is initially based on the Group’s historical observed default rates. The Group will calibrate the matrix to adjust the historical credit loss experience with forward-looking information. At every reporting date, the historical observed default rates are updated and changes in the forward-looking estimates are analyzed. Also refer to Note 26 and 27.

c)	Loyalty programs

Customers are entitled to loyalty points on certain transactions that can be redeemed for future qualifying transactions. The Group estimates revenue allocation between the loyalty program and the other components of the sale with assumptions about the expected redemption rates. The amount allocated to the loyalty program is deferred, and is recognized as revenue when the Group fulfills its obligations to supply the services under the terms of the program or when it is no longer probable that the points under the program will be redeemed. Also refer to Note 35.

d)	Taxes

Deferred tax assets are recognized for all unused tax losses to the extent that it is probable that taxable profit will be available against which the losses can be utilized. Significant management judgment is required to determine the amount of deferred tax assets that can be recognized, based upon the likely timing and the level of future taxable profits, future tax planning strategies and recent business performances and developments. The Group has not recognized deferred tax asset on unused tax losses and temporary differences in most of the subsidiaries of the Group. Also refer to Note 25.

e)	Defined benefit plans

The costs of post retirement benefit obligation under the Gratuity plan are determined using actuarial valuations. An actuarial valuation involves making various assumptions that may differ from actual developments in the future. These include the determination of the discount rate, future salary increase, mortality rates and future pension increases. Due to the complexities involved in the valuation and its long term nature, a defined benefit obligation is highly sensitive to changes in these assumptions. All assumptions are reviewed at each reporting date. Also refer to Note 34 for assumptions and sensitivities.

f)	Estimating the incremental borrowing rate

The Group cannot readily determine the interest rate implicit in the lease, therefore, it uses its incremental borrowing rate (IBR) to measure lease liabilities. The IBR is the rate of interest that the Group would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use asset in a similar economic environment. The IBR therefore reflects what the Group ‘would have to pay’, which requires estimation when no observable rates are available or when they need to be adjusted to reflect the terms and conditions of the lease. The Group estimates the IBR using observable inputs (such as market interest rates) when available.

g)	Useful life of Intangible assets

The useful lives of the Group’s intangible assets are determined by management at the time the asset is acquired based on historical experience, after considering market conditions, industry practice, technological developments, obsolescence and other factors. The useful life is reviewed by management periodically, including at each financial year end. The lives are based on historical experience with similar assets as well as anticipation of future events, which may impact their life, such as changes in technology

Yatra Online, Inc.

Notes to the consolidated financial statements for the year ended March 31, 2021

(Amount in INR thousands, except per share data and number of shares)